Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert MS

NYSE

03027968

1-16443

RECD S.E.C.
AUG 2 8 2003
1086

August 21, 2003

PROCESSED
AUG 25 2003
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS DaimlerChrysler North America Holding Corp. Debenture Backed Series 2003-12 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 21, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho